Trading Activities - Schedule of Effect of Trading Activities on the Statements of Financial Condition (Detail)	Dec. 31, 2015 USD ($) Contracts	Dec. 31, 2014 USD ($) Contracts
Derivative [Line Items]
Net Unrealized Gain/(Loss)	$ (389,578)	$ 4,070,467
Futures and Forward Contracts [Member]
Derivative [Line Items]
Net Unrealized Gain/(Loss)	(389,578)	4,070,467
Futures and Forward Contracts [Member] | Commodity [Member]
Derivative [Line Items]
Net Unrealized Gain/(Loss)	$ (195,384)	$ 1,129,935
Average number of contracts outstanding | Contracts	1,422	1,561
Futures and Forward Contracts [Member] | Equity [Member]
Derivative [Line Items]
Net Unrealized Gain/(Loss)	$ (27,217)	$ 481,200
Average number of contracts outstanding | Contracts	525	1,203
Futures and Forward Contracts [Member] | Foreign Currency [Member]
Derivative [Line Items]
Net Unrealized Gain/(Loss)	$ 233,206	$ 789,496
Average number of contracts outstanding | Contracts	835	1,355
Futures and Forward Contracts [Member] | Interest Rate [Member]
Derivative [Line Items]
Net Unrealized Gain/(Loss)	$ (400,183)	$ 1,669,836
Average number of contracts outstanding | Contracts	2,563	4,328
Futures and Forward Contracts [Member] | Long [Member]
Derivative [Line Items]
Unrealized Gain	$ 862,713	$ 2,846,733
Unrealized Loss	(1,637,460)	(2,007,451)
Futures and Forward Contracts [Member] | Long [Member] | Commodity [Member]
Derivative [Line Items]
Unrealized Gain	102,448	35,163
Unrealized Loss	(77,653)	(640,745)
Futures and Forward Contracts [Member] | Long [Member] | Equity [Member]
Derivative [Line Items]
Unrealized Gain	121,445	713,684
Unrealized Loss	(119,784)	(173,835)
Futures and Forward Contracts [Member] | Long [Member] | Foreign Currency [Member]
Derivative [Line Items]
Unrealized Gain	471,016	267,933
Unrealized Loss	(864,767)	(1,043,641)
Futures and Forward Contracts [Member] | Long [Member] | Interest Rate [Member]
Derivative [Line Items]
Unrealized Gain	167,804	1,829,953
Unrealized Loss	(575,256)	(149,230)
Futures and Forward Contracts [Member] | Short [Member]
Derivative [Line Items]
Unrealized Gain	2,285,505	3,698,721
Unrealized Loss	(1,900,336)	(467,536)
Futures and Forward Contracts [Member] | Short [Member] | Commodity [Member]
Derivative [Line Items]
Unrealized Gain	830,467	1,817,116
Unrealized Loss	(1,050,646)	(81,599)
Futures and Forward Contracts [Member] | Short [Member] | Equity [Member]
Derivative [Line Items]
Unrealized Gain	22,245	17,967
Unrealized Loss	(51,123)	(76,616)
Futures and Forward Contracts [Member] | Short [Member] | Foreign Currency [Member]
Derivative [Line Items]
Unrealized Gain	1,395,892	1,855,362
Unrealized Loss	(768,935)	(290,158)
Futures and Forward Contracts [Member] | Short [Member] | Interest Rate [Member]
Derivative [Line Items]
Unrealized Gain	36,901	8,276
Unrealized Loss	(29,632)	(19,163)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Derivative [Line Items]
Net Unrealized Gain/(Loss)	1,443,267	6,462,482
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member]
Derivative [Line Items]
Net Unrealized Gain/(Loss)	1,443,267	6,462,482
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Commodity [Member]
Derivative [Line Items]
Net Unrealized Gain/(Loss)	$ 867,710	$ 2,350,061
Average number of contracts outstanding | Contracts	3,656	4,302
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Equity [Member]
Derivative [Line Items]
Net Unrealized Gain/(Loss)	$ (224,401)	$ 138,787
Average number of contracts outstanding | Contracts	800	1,107
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Foreign Currency [Member]
Derivative [Line Items]
Net Unrealized Gain/(Loss)	$ 994,011	$ 1,043,536
Average number of contracts outstanding | Contracts	1,249	1,707
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Interest Rate [Member]
Derivative [Line Items]
Net Unrealized Gain/(Loss)	$ (194,053)	$ 2,930,098
Average number of contracts outstanding | Contracts	4,400	4,621
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member]
Derivative [Line Items]
Unrealized Gain	$ 1,123,292	$ 4,004,870
Unrealized Loss	(1,660,011)	(2,696,905)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Commodity [Member]
Derivative [Line Items]
Unrealized Gain	429,652	282,336
Unrealized Loss	(727,416)	(2,191,868)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Equity [Member]
Derivative [Line Items]
Unrealized Gain	126,263	515,619
Unrealized Loss	(232,646)	(278,910)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Foreign Currency [Member]
Derivative [Line Items]
Unrealized Gain	274,905	161,381
Unrealized Loss	(225,374)	(109,346)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Interest Rate [Member]
Derivative [Line Items]
Unrealized Gain	292,472	3,045,534
Unrealized Loss	(474,575)	(116,781)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member]
Derivative [Line Items]
Unrealized Gain	3,876,789	5,569,682
Unrealized Loss	(1,896,803)	(415,165)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Commodity [Member]
Derivative [Line Items]
Unrealized Gain	2,330,691	4,475,726
Unrealized Loss	(1,165,217)	(216,133)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Equity [Member]
Derivative [Line Items]
Unrealized Gain	70,696	7,778
Unrealized Loss	(188,714)	(105,700)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Foreign Currency [Member]
Derivative [Line Items]
Unrealized Gain	1,359,288	1,083,928
Unrealized Loss	(414,808)	(92,427)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Interest Rate [Member]
Derivative [Line Items]
Unrealized Gain	116,114	2,250
Unrealized Loss	$ (128,064)	$ (905)